Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	Short-Term Bond Fund of America
Central Index Key	0001368040
Amendment Flag	false
Document Creation Date	Oct. 28, 2016
Document Effective Date	Nov. 01, 2016
Prospectus Date	Nov. 01, 2016
Short-Term Bond Fund of America® | Class A
Prospectus:
Trading Symbol	ASBAX
Short-Term Bond Fund of America® | Class F-1
Prospectus:
Trading Symbol	ASBFX
Short-Term Bond Fund of America® | Class 529-A
Prospectus:
Trading Symbol	CAAFX
Short-Term Bond Fund of America® | Class 529-F-1
Prospectus:
Trading Symbol	CFAMX
Short-Term Bond Fund of America® | Class R-1
Prospectus:
Trading Symbol	RAMAX
Short-Term Bond Fund of America® | Class R-2
Prospectus:
Trading Symbol	RAMBX
Short-Term Bond Fund of America® | Class R-3
Prospectus:
Trading Symbol	RAMCX
Short-Term Bond Fund of America® | Class R-4
Prospectus:
Trading Symbol	RAMEX
Short-Term Bond Fund of America® | Class R-5
Prospectus:
Trading Symbol	RAMFX
Short-Term Bond Fund of America® | Class B
Prospectus:
Trading Symbol	AMSBX
Short-Term Bond Fund of America® | Class C
Prospectus:
Trading Symbol	ASBCX
Short-Term Bond Fund of America® | Class 529-B
Prospectus:
Trading Symbol	CBAMX
Short-Term Bond Fund of America® | Class 529-C
Prospectus:
Trading Symbol	CCAMX
Short-Term Bond Fund of America® | Class 529-E
Prospectus:
Trading Symbol	CEAMX
Short-Term Bond Fund of America® | Class F-2
Prospectus:
Trading Symbol	SBFFX
Short-Term Bond Fund of America® | Class R-6
Prospectus:
Trading Symbol	RMMGX
Short-Term Bond Fund of America® | Class R-2E
Prospectus:
Trading Symbol	RAAEX
Short-Term Bond Fund of America® | Class R-5E
Prospectus:
Trading Symbol	RAAGX